2. VARIABLE INTEREST ENTITY (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 AMA [Member]	Dec. 31, 2011 AMA [Member]	Dec. 31, 2012 Ethanol marketing agreements [Member]	Dec. 31, 2011 Ethanol marketing agreements [Member]	Dec. 31, 2012 Corn procurement and handling agreements [Member]	Dec. 31, 2011 Corn procurement and handling agreements [Member]	Dec. 31, 2012 Distillers grain marketing agreements [Member]	Dec. 31, 2011 Distillers grain marketing agreements [Member]	Dec. 31, 2012 New PE Holdco	Dec. 31, 2011 New PE Holdco
Reduced Noncontrolling interest in VIEs											$ 27,647	$ 15,585
Additional paid in capital for fair value of VIE's											7,646	6,468
Net sales attributed to New PE Holdco	122,225	105,854									448,414	512,497
Net loss attributed to New PE Holdco	(4,973)	(13,641)									(5,581)	(6,226)
Company revenue and VIE costs under the AMA agreement eliminated			$ 3,180	$ 3,468	$ 3,157	$ 3,708	$ 2,271	$ 2,758	$ 4,353	$ 4,797